Basis of Presentation	12 Months Ended
Dec. 31, 2025
Basis of Presentation [Abstract]
Basis of presentation

Note 2. Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with IFRS Accounting Standards (“IFRS”) and interpretations issued by the IFRS Interpretations Committee. The financial statements comply with IFRS Accounting Standards as issued by the International Accounting Standards Board.

The consolidated financial statements consist of the consolidated statement of financial position, the consolidated statement of loss and comprehensive loss, the consolidated statement of changes in equity and the consolidated statement of cash flows and have been prepared under a historical cost basis, except for the valuation of certain assets and liabilities such as those arising from business combinations and according to the accounting practices described in Note 3. The consolidated statement of cash flows has been prepared using the indirect method. Intercompany transactions and balances between the Group’s companies are eliminated upon consolidation.

Approval of Reverse Share Split

On October 3, 2025, the Board of Directors of the Company approved a 10-to-1 reverse share split of its ordinary shares, effective as of market open on October 6, 2025. Under the terms of the reverse split, every ten shares of Nuvini ordinary shares issued and outstanding were automatically combined into one share. The reverse split reduced the number of outstanding shares from 100,326,678 to approximately 10,032,710 shares. All shares and per-share data included in this filing are presented on a post-split basis.

On March 20, 2025, the shareholders of Nuvini approved by special resolution, that the Company shall effectuate a reverse share split of: (i) the authorized and issued and outstanding shares; and (ii) the authorized and unissued shares, in the capital of the Company, par value US$0.00001 per share, in a ratio of any whole number in the range of 2-to-1 up to 250-to-1 with such ratio to be determined in the discretion of the Board of Directors of the Company (the “Subdivision”), effective upon the Board of Directors determining the ratio and resolving to approve the Subdivision.

Non-controlling interests in the results and equity of subsidiaries are shown separately in the consolidated statement of loss and comprehensive loss, consolidated statement of changes in equity and consolidated statement of financial position, respectively.

The issuance of these consolidated financial statements was originally authorized by the Board of Directors on April 30, 2026.

Going concern

The accompanying consolidated financial statements have been prepared assuming the Company will continue as a going concern, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business.

Nuvini is a holding company that conducts its business through its acquired operating subsidiaries and derives all of its revenues from the Nuvini Acquired Companies’ proprietary SaaS businesses, which consist of revenue from fees paid by the Nuvini Acquired Companies’ customers for using the Nuvini Acquired Companies’ proprietary software.

The Company is an early-stage company and since inception has incurred operating losses.

 For the years ended December 31, 2025, 2024 and 2023, the Company incurred a net loss of R$106.9 million, R$78.2 million and R$247.9 million, respectively, and on December 31, 2025 and 2024, the Company had a working capital deficit of R$348.5 million and R$348.3 million, respectively and shareholders’ deficit of R$154.8 million and R$111.6 million, respectively. Management believes it will continue to incur operating and net losses at least for the medium term.

To date, Nuvini has met its operations funding requirements primarily through the issuance of equity capital, loans and borrowings from financial institutions and related parties (including its CEO), private placements of debentures, deferred and/or contingent payment on acquisitions, and the issuance of subscription rights to investors, as well as from revenue generated from the Group’s operations. Nuvini S.A. holds debt in the Brazilian reais currency (R$) and financial instruments are not typically used for hedging purposes.

As discussed in notes 13 and 15, the Company had current debt obligations outstanding of R$8.6 million and R$44.3 million on December 31, 2025 and 2024, respectively, which included the entire balance of amounts owed under the debentures issued in 2021 and due in 2026. As of December 31, 2025, the Company was compliant with the debt service coverage index covenant, as the calculated index was 5.1x which is more than the 4.0x targeted threshold.

On December 31, 2025 and 2024, the Company had cash and cash equivalents, including short-term investments, of R$13.5 million and R$18.0 million, respectively.

The Company has determined that these factors raise significant doubt about its ability to continue as a going concern.

Additionally, as further discussed at notes 5 and 6, the Company has and continues to take additional steps to preserve liquidity and manage cash flows by amending the terms of amounts payable or contingently payable under the purchase and sale agreements with sellers for all of its acquisitions. These amendments have included extension and/or further deferral of payment installments, as well as modification of the terms to contemplate a portion of the amounts due to be payable in shares of Nvni Group Limited, as applicable (see also note 5).

On January 2, 2025, the Company entered into a private placement transaction (the “Private Placement”), pursuant to a Securities Purchase Agreement with certain institutional investors for aggregate gross proceeds of US$12.0 million, before deducting fees to the placement agent and other expenses payable by the Company in connection with the Private Placement. These investors agreed to subscribe to and purchase 368,098 shares, at a conversion price of US$32.60 per share. As of December 31, 2025, this investment has not been made.

On January 7, 2025, the Company entered into a private placement transaction (the “Private Placement”), pursuant to a Warrant Agreement with certain institutional investors for aggregate proceeds of US$2.875 million, before expenses payable by the Company in connection with the Private Placement. This investor agreed to subscribe to and purchase 114,433 shares, at a conversion average price of US$25.10 per share. As of December 31, 2025, this investment has not been made.

While the Company continues to seek other alternative capital and financing sources and implement steps to preserve liquidity and manage cash flows, there can be no assurance that these or additional capital and financing resources, continued waivers of covenant violations under the debentures agreement, or further extensions or modifications of payment terms of seller acquisition financing will be available to the Company on commercially acceptable terms, or at all. If the Company raises funds to pay any of its obligations by issuing additional equity securities, dilution to stockholders may result. The terms of debt securities or borrowings could impose significant additional restrictions on operations.

If the Company is unable to obtain adequate capital resources to fund the debt incurred from past acquisitions, the terms will have to be renegotiated and there will be a delay in the acquisition plan, postponing the acquisition of new companies but not causing losses or delays for the companies already in the portfolio, as they are financially and operationally self-sufficient, and the holding company uses the new capital raised to cover debenture and deferred and contingent obligations, which could have a material impact on its operations and limit its ability to fully execute its business acquisition strategy, which may directly and negatively affect its business, operating and financial results.